PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 5,235
Balance at the end of period	6,897	$ 5,235
Revaluation (losses) gains - impairment losses		(258)
Revaluation (losses) gains - revaluation gains		128
Right-of-use assets	177	164
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	5,575	7,246
Additions	1,786	164
Disposals	(40)	(75)
Foreign currency translation	16	142
Impact of deconsolidation due to loss of control	10	1,902
Balance at the end of period	7,327	5,575
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	488	1,343
Disposals	0	13
Foreign currency translation	4	6
Impact of deconsolidation due to loss of control	0	729
Provision for impairment	0	(15)
Revaluation(losses) gains, net	0	(130)
Balance at the end of period	492	488
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(828)	(1,311)
Disposals	37	28
Foreign currency translation	(5)	(25)
Impact of deconsolidation due to loss of control	(2)	(786)
Depreciation	(128)	(306)
Balance at the end of period	$ (922)	$ (828)